S000030386 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.36%	(1.18%)	4.08%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.59%	(3.73%)	1.27%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.30%	(1.99%)	1.91%
Institutional Class Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	4.40%
Institutional Class Shares | JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.73%	2.48%	4.77%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.00%	(2.22%)	3.41%	[1]
Class A Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	4.40%
Class A Shares | JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.73%	2.48%	4.77%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	(2.14%)	3.22%	[1]
Class C Shares | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	4.40%
Class C Shares | JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.73%	2.48%	4.77%

[1]	Class C Shares performance reflects conversion to Class A Shares after eight years.